CONVERTIBLE NOTES (Narrative) (Details) - Convertible Notes [Member] - USD ($) $ in Thousands										1 Months Ended	3 Months Ended
	Jan. 02, 2022	Jul. 02, 2021	Jan. 02, 2021	Jul. 02, 2020	Jan. 02, 2020	Jul. 01, 2019	Jan. 02, 2019	Jul. 03, 2018	Jan. 02, 2018	Jun. 30, 2017	Nov. 30, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings										$ 20,000	$ 19,990
Convertible notes interest rate										6 7/8
Description of conversion of debt to equity											The conversion rate of the Convertible Notes is 100.1111 common shares per $1.0 thousand principal amount of Convertible Notes, which is equivalent to an initial conversion price of approximately $9.989 per common share, representing a conversion premium of approximately 15% above the NYSE American closing sale price for the Company's common shares on June 27, 2017.
Convertible Note Derivatives										$ 5,381
Transaction costs										1,049
Value attributed to debt portion of convertible notes										$ 13,570
Shares issued for interest on Convertible Notes (Shares)				526,471	517,468		545,721	757,924	244,063
Shares issued for interest on convertible note				$ 687	$ 687	$ 687	$ 687	$ 724	$ 691
Payments for interest on convertible notes	$ 687	$ 687	$ 687
Maximum common shares issued in settlement of interest payments or conversions											2,954,278
Percentage of maximum common shares issued in settlement of interest payments or conversions, percentage of outstanding shares											19.90%
Potentially issuable in settlement of future interest payments or conversions											361,312